Securities	12 Months Ended
Dec. 31, 2021
Securities [Abstract]
Securities	Securities
The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2021 and Dec. 31, 2020.

Securities at Dec. 31, 2021		Gross unrealized		Fair value
	Amortized cost
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$28,966	$771	$328	$29,409
Agency residential mortgage-backed securities (“RMBS”)	14,333	270	73	14,530
Sovereign debt/sovereign guaranteed	13,367	79	67	13,379
Agency commercial mortgage-backed securities (“MBS”)	8,102	345	42	8,405
Supranational	7,599	24	50	7,573
Foreign covered bonds	6,236	25	23	6,238
Collateralized loan obligations (“CLOs”)	4,441	3	5	4,439
Non-agency commercial MBS	3,083	65	23	3,125
Non-agency RMBS	2,641	132	25	2,748
Foreign government agencies	2,694	9	17	2,686
U.S. government agencies	2,464	99	27	2,536
State and political subdivisions	2,543	11	40	2,514
Other asset-backed securities (“ABS”)	2,205	7	22	2,190
Corporate bonds	2,099	19	52	2,066
Other debt securities	1	—	—	1
Total securities available-for-sale (a)(b)	$100,774	$1,859	$794	$101,839
Held-to-maturity:
Agency RMBS	$36,167	$428	$388	$36,207
U.S. Treasury	11,617	36	103	11,550
Agency commercial MBS	4,068	41	52	4,057
U.S. government agencies	2,998	—	71	2,927
CLOs	983	—	1	982
Sovereign debt/sovereign guaranteed	922	18	2	938
Supranational	54	—	—	54
Non-agency RMBS	43	2	—	45
State and political subdivisions	14	1	—	15
Total securities held-to-maturity	$56,866	$526	$617	$56,775
Total securities	$157,640	$2,385	$1,411	$158,614
(a)    The amortized cost of available-for-sale securities is net of the allowance for credit loss of $10 million. The allowance for credit loss primarily relates to CLOs.
(b)    Includes gross unrealized gains of $455 million and gross unrealized losses of $75 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains are primarily related to U.S. Treasury securities, agency RMBS and agency commercial MBS. The unrealized losses are primarily related to U.S. Treasury securities and agency RMBS. The unrealized gains and losses will be amortized into net interest revenue over the contractual lives of the securities.

Securities at Dec. 31, 2020		Gross unrealized
	Amortized cost			Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$23,557	$1,358	$21	$24,894
Agency RMBS	21,919	479	51	22,347
Sovereign debt/sovereign guaranteed	12,202	190	1	12,391
Agency commercial MBS	8,605	625	2	9,228
Supranational	7,086	75	1	7,160
Foreign covered bonds	6,658	68	1	6,725
CLOs	4,706	7	10	4,703
Foreign government agencies	4,086	49	—	4,135
U.S. government agencies	3,680	174	1	3,853
Other ABS	3,135	32	3	3,164
Non-agency commercial MBS	2,864	159	6	3,017
Non-agency RMBS	2,178	157	9	2,326
State and political subdivisions	2,270	39	1	2,308
Corporate bonds	1,945	50	1	1,994
Commercial paper/ certificates of deposit (“CDs”)	249	—	—	249
Other debt securities	1	—	—	1
Total securities available-for-sale (a)(b)	$105,141	$3,462	$108	$108,495
Held-to-maturity:
Agency RMBS	$38,355	$1,055	$14	$39,396
U.S. Treasury	2,938	90	—	3,028
U.S. government agencies	2,816	4	6	2,814
Agency commercial MBS	2,659	105	2	2,762
Sovereign debt/sovereign guaranteed	1,050	42	—	1,092
Non-agency RMBS	58	3	—	61
Supranational	55	—	—	55
State and political subdivisions	15	1	—	16
Total securities held-to-maturity	$47,946	$1,300	$22	$49,224
Total securities	$153,087	$4,762	$130	$157,719
(a)    The amortized cost of available-for-sale securities is net of the allowance for credit loss of $11 million. The allowance for credit loss primarily relates to CLOs.
(b)    Includes gross unrealized gains of $75 million and gross unrealized losses of $44 million recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.
The following table presents the realized gains, losses and impairments, on a gross basis.

Net securities gains (losses)
(in millions)	2021	2020	2019
Realized gross gains	$28	$46	$23
Realized gross losses	(23)	(13)	(39)
Recognized gross impairments	—	—	(2)
Total net securities gains (losses)	$5	$33	$(18)

The following table presents pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2021	2020	2019
Foreign government agencies	$1	$8	$(3)
Supranational	1	7	(2)
U.S. Treasury	(3)	8	(13)
Other	6	10	—
Total net securities gains (losses)	$5	$33	$(18)

In 2021, U.S. Treasury securities, agency RMBS, agency commercial MBS, CLOs and U.S. government agencies with an aggregate amortized cost of $13.4 billion and fair value of $13.8 billion were transferred from available-for-sale securities to held-to-maturity securities to reduce the impact of changes in interest rates on accumulated other comprehensive income.

In 2020, agency commercial MBS with an aggregate amortized cost of $448 million and fair value of $501 million were transferred from available-for-sale securities to held-to-maturity securities to reduce the impact of changes in interest rates on accumulated other comprehensive income.

Allowance for credit losses – Securities

The allowance for credit losses related to securities was $10 million at Dec. 31, 2021 and $11 million at Dec. 31, 2020, and primarily relates to the available-for-sale CLO portfolio.

Credit quality indicators – Securities

At Dec. 31, 2021, the gross unrealized losses on the securities portfolio were primarily attributable to an increase in credit spreads from the date of purchase, and for certain securities that were transferred from available-for-sale to held-to-maturity, an increase in interest rates through the date they were transferred.
Specifically, $75 million of the unrealized losses at Dec. 31, 2021 and $44 million at Dec. 31, 2020 reflected in the tables below relate to certain securities that were previously transferred from available-for-sale to held-to-maturity. The unrealized losses will be amortized into net interest revenue over the contractual lives of the securities. The transfer created a new cost basis for the securities. As a result, if these securities have experienced unrealized losses since the date of transfer, the corresponding fair value and unrealized losses would be reflected in the held-to-maturity securities portfolio in the following tables. We do not intend to sell these securities, and it is not more likely than not that we will have to sell these securities.
The following tables show the aggregate fair value of available-for-sale securities with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more without an allowance for credit losses.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2021	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
U.S. Treasury	$16,855	$235	$1,944	$93	$18,799	$328
Sovereign debt/sovereign guaranteed	6,040	66	58	1	6,098	67
Agency RMBS	4,089	44	457	29	4,546	73
Supranational	3,093	44	305	6	3,398	50
Agency commercial MBS	2,233	39	585	3	2,818	42
Foreign covered bonds	2,694	23	—	—	2,694	23
CLOs	1,808	3	318	2	2,126	5
Non-agency RMBS	1,573	20	345	5	1,918	25
State and political subdivisions	1,848	40	13	—	1,861	40
U.S. government agencies	1,780	27	—	—	1,780	27
Other ABS	1,383	20	201	2	1,584	22
Foreign government agencies	1,446	17	15	—	1,461	17
Corporate bonds	1,247	42	198	10	1,445	52
Non-agency commercial MBS	947	16	222	7	1,169	23
Total securities available-for-sale (a)	$47,036	$636	$4,661	$158	$51,697	$794
(a)    Includes $47 million of gross unrealized losses for less than 12 months and gross unrealized losses of $28 million for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to U.S. Treasury and agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities.

Available-for-sale securities in an unrealized loss position without an allowance for credit losses at Dec. 31, 2020	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
(in millions)
U.S. Treasury	$4,253	$21	$—	$—	$4,253	$21
Agency RMBS	850	4	1,965	47	2,815	51
CLOs	1,849	6	579	4	2,428	10
Sovereign debt/sovereign guaranteed	1,349	1	135	—	1,484	1
Supranational	1,041	1	132	—	1,173	1
Non-agency RMBS	973	3	103	6	1,076	9
Agency commercial MBS	440	1	266	1	706	2
Other ABS	449	2	226	1	675	3
Non-agency commercial MBS	468	4	170	2	638	6
Foreign covered bonds	468	1	90	—	558	1
Corporate bonds	282	1	—	—	282	1
State and political subdivisions	273	1	2	—	275	1
U.S. government agencies	160	1	—	—	160	1
Total securities available-for-sale (a)	$12,855	$47	$3,668	$61	$16,523	$108
(a)    Includes gross unrealized losses of $44 million for 12 months or more recorded in accumulated other comprehensive income related to securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses are primarily related to agency RMBS and will be amortized into net interest revenue over the contractual lives of the securities. There were no gross unrealized losses for less than 12 months.
The following tables show the credit quality of the held-to-maturity securities. We have included certain credit ratings information because the information can indicate the degree of credit risk to which we are exposed. Significant changes in ratings classifications could indicate increased credit risk for us and could be accompanied by an increase in the allowance for credit losses and/or a reduction in the fair value of our securities portfolio.

Held-to-maturity securities portfolio at Dec. 31, 2021			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower	A1+/A2/SP-1
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-			Not rated
Agency RMBS	$36,167	$40	100%	—%	—%	—%	—%	—%
U.S. Treasury	11,617	(67)	100	—	—	—	—	—
Agency commercial MBS	4,068	(11)	100	—	—	—	—	—
U.S. government agencies	2,998	(71)	100	—	—	—	—	—
CLOs	983	(1)	100	—	—	—	—	—
Sovereign debt/sovereign guaranteed (b)	922	16	100	—	—	—	—	—
Supranational	54	—	100	—	—	—	—	—
Non-agency RMBS	43	2	23	59	2	15	—	1
State and political subdivisions	14	1	5	2	5	—	—	88
Total held-to-maturity securities	$56,866	$(91)	100%	—%	—%	—%	—%	—%
(a)    Represents ratings by Standard & Poor’s (“S&P”) or the equivalent.
(b)    Primarily consists of exposure to France, UK and Germany.

Held-to-maturity securities portfolio at Dec. 31, 2020			Ratings (a)
		Net unrealized gain (loss)				BB+ and lower	A1+/A2/SP-1
(dollars in millions)	Amortized cost		AAA/ AA-	A+/ A-	BBB+/ BBB-			Not rated
Agency RMBS	$38,355	$1,041	100%	—%	—%	—%	—%	—%
U.S. Treasury	2,938	90	100	—	—	—	—	—
U.S. government agencies	2,816	(2)	100	—	—	—	—	—
Agency commercial MBS	2,659	103	100	—	—	—	—	—
Sovereign debt/sovereign guaranteed (b)	1,050	42	98	—	—	—	2	—
Non-agency RMBS	58	3	28	55	2	14	—	1
Supranational	55	—	100	—	—	—	—	—
State and political subdivisions	15	1	6	2	6	—	—	86
Total held-to-maturity securities	$47,946	$1,278	100%	—%	—%	—%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    Primarily consists of exposure to France, UK and Germany.
Maturity distribution

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our securities portfolio.

Maturity distribution and yields on securities at Dec. 31, 2021
	Within 1 year		1-5 years		5-10 years		After 10 years		Total
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)
Available-for-sale:
U.S. Treasury	$1,352	1.32%	$13,637	1.00%	$11,413	1.13%	$3,007	3.06%	$29,409	1.25%
Sovereign debt/sovereign guaranteed	3,615	0.64	8,038	0.52	1,718	0.37	8	(0.12)	13,379	0.53
Supranational	793	0.63	5,518	0.51	1,240	0.65	22	(0.09)	7,573	0.54
Foreign covered bonds	1,511	1.07	3,826	0.49	901	0.03	—	—	6,238	0.56
Foreign government agencies	770	0.90	1,783	0.60	133	0.22	—	—	2,686	0.67
U.S. government agencies	—	—	1,783	0.91	639	1.66	114	1.91	2,536	1.13
State and political subdivisions	197	3.37	559	1.79	1,495	1.56	263	2.27	2,514	1.82
Corporate bonds	153	2.20	380	2.67	1,494	1.60	39	2.00	2,066	1.84
Other debt securities	—	—	—	—	—	—	1	3.73	1	3.37
Mortgage-backed securities:
Agency RMBS									14,530	1.51
Non-agency RMBS									2,748	3.43
Agency commercial MBS									8,405	2.08
Non-agency commercial MBS									3,125	2.30
CLOs									4,439	1.30
Other ABS									2,190	1.63
Total securities available-for-sale	$8,391	0.94%	$35,524	0.76%	$19,033	1.06%	$3,454	2.90%	$101,839	1.27%
Held-to-maturity:
U.S. Treasury	$1,469	1.84%	$7,748	1.37%	$2,400	1.13%	$—	—%	$11,617	1.38%
U.S. government agencies	—	—	970	1.31	1,880	1.58	148	1.88	2,998	1.51
Sovereign debt/sovereign guaranteed	173	0.30	668	1.00	81	0.59	—	—	922	0.83
Supranational	—	—	54	0.54	—	—	—	—	54	0.54
State and political subdivisions	1	5.57	1	5.70	4	4.65	8	4.80	14	4.89
Mortgage-backed securities:
Agency RMBS									36,167	2.34
Non-agency RMBS									43	1.47
Agency commercial MBS									4,068	2.32
CLOs									983	1.28
Total securities held-to-maturity	$1,643	1.68%	$9,441	1.33%	$4,365	1.32%	$156	2.04%	$56,866	2.06%
Total securities	$10,034	1.06%	$44,965	0.88%	$23,398	1.11%	$3,610	2.86%	$158,705	1.55%
(a)    Yields are based upon the amortized cost of securities and consider the contractual coupon, amortization of premiums and accretion of discounts, excluding the effect of related hedging derivatives.
Pledged assets

At Dec. 31, 2021, BNY Mellon had pledged assets of $144 billion, including $112 billion pledged as collateral for potential borrowings at the Federal Reserve Discount Window and $7 billion pledged as collateral for borrowing at the Federal Home Loan Bank. The components of the assets pledged at Dec. 31, 2021 included $126 billion of securities, $12 billion of loans, $5 billion of trading assets and $1 billion of interest-bearing deposits with banks.

If there has been no borrowing at the Federal Reserve Discount Window, the Federal Reserve generally allows banks to freely move assets in and out of their pledged assets account to sell or repledge the assets for other purposes. BNY Mellon regularly moves assets in and out of its pledged assets account at the Federal Reserve.

At Dec. 31, 2020, BNY Mellon had pledged assets of $141 billion, including $113 billion pledged as collateral for potential borrowing at the Federal Reserve Discount Window and $5 billion pledged as collateral for borrowing at the Federal Home Loan Bank. The components of the assets pledged at Dec. 31, 2020 included $124 billion of securities, $11 billion of loans, $6 billion of trading assets and less than $1 billion of interest-bearing deposits with banks.
At Dec. 31, 2021 and Dec. 31, 2020, pledged assets included $24 billion and $18 billion, respectively, for which the recipients were permitted to sell or repledge the assets delivered.

We also obtain securities as collateral, including receipts under resale agreements, securities borrowed, derivative contracts and custody agreements, on terms which permit us to sell or repledge the securities to others. At Dec. 31, 2021 and Dec. 31, 2020, the market value of the securities received that can be sold or repledged was $122 billion and $121 billion, respectively. We routinely sell or repledge these securities through delivery to third parties. As of Dec. 31, 2021 and Dec. 31, 2020, the market value of securities collateral sold or repledged was $78 billion and $84 billion, respectively.

Restricted cash and securities
Cash and securities may be segregated under federal and other regulations or requirements. At Dec. 31, 2021 and Dec. 31, 2020, cash segregated under federal and other regulations or requirements was $4 billion and $3 billion, respectively. Restricted cash is included in interest-bearing deposits with banks on the consolidated balance sheet. Securities segregated under federal and other regulations or requirements were $4 billion at Dec. 31, 2021 and $6 billion at Dec. 31, 2020. Restricted securities were sourced from securities purchased under resale agreements and are included in federal funds sold and securities purchased under resale agreements on the consolidated balance sheet.